STOCKHOLDERS' EQUITY - Common stock (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock, shares authorized	17,800,000	17,800,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	3,038,093	2,148,210
Common stock, shares outstanding	3,016,442	2,148,210
Common Stock
Class of Stock [Line Items]
Common stock, shares authorized	17,800,000	17,800,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	3,038,093	2,148,210
Common stock, shares outstanding	3,016,442	2,148,210